PRINCIPAL ACCOUNTING POLICIES - Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 125.38		$ 155.76		$ 150.38
Unrecognized compensation cost | $		$ 441
Weighted average recognized period	2 years 7 months 6 days	2 years 7 months 6 days
Proceeds from exercise of share options	¥ 159	$ 24	¥ 467		¥ 677